FORM 13F COVER PAGE

Report for the Calendar Quarter ended: September 30,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      October 13,2010


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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
                                                    Wright Private Asset Management
                                                               FORM 13F
                                                           September 30, 2010

                                                       Form 13F Information Table                        Voting Authority
                                 Title                 --------------------------                   ------------------------
                                 of                      Value      Shares/ Sh/  Put/ Invstmt  Other
Name Of Issuer                   Class        CUSIP    (x$1000)     Prn Amt Prn  Call Dscretn  Mgrs   Sole   Shared    None
-------------------------        -----      ---------  ------------------------- --------------------------------------------


COMMON STOCK
------------
3M Co.                           COM        88579y101        207      2,390  SH        SOLE            2,355    0         35
AT&T Inc                         COM        00206r102        667     23,334  SH        SOLE           22,865    0        469
American Express Co.             COM        025816109        305      7,250  SH        SOLE            7,110    0        140
Apple Computer  Inc              COM        037833100        443      1,560  SH        SOLE            1,525    0         35
Bank Of America Corp             COM        060505104        156     11,922  SH        SOLE           11,642    0        280
CVS/Caremark Corp                COM        126650100        231      7,355  SH        SOLE            7,240    0        115
Caterpillar Inc                  COM        149123101        284      3,605  SH        SOLE            3,495    0        110
Chevron Corp                     COM        166764100        702      8,665  SH        SOLE            8,505    0        160
Cisco System Inc                 COM        17275r102        333     15,183  SH        SOLE           14,873    0        310
Coach Inc                        COM        189754104        289      6,725  SH        SOLE            6,610    0        115
Coca Cola Co.                    COM        191216100        269      4,605  SH        SOLE            4,515    0         90
Costco Wholesale Corp            COM        22160k105        299      4,635  SH        SOLE            4,525    0        110
Exelon Corp                      COM        30161n101        255      5,980  SH        SOLE            5,860    0        120
Exxon Mobil Corp                 COM        30231g102        487      7,875  SH        SOLE            7,727    0        148
General Electric Co.             COM        369604103        347     21,370  SH        SOLE           21,045    0        325
Hewlett-Packard Co.              COM        428236103        432     10,261  SH        SOLE           10,046    0        215
Honeywell Intl Inc               COM        438516106        291      6,625  SH        SOLE            6,545    0         80
I B M                            COM        459200101        637      4,750  SH        SOLE            4,655    0         95
Illinois Tool Works              COM        452308109        208      4,415  SH        SOLE            4,330    0         85
Intel Corp                       COM        458140100        403     20,982  SH        SOLE           20,602    0        380
JP Morgan Chase & Co.            COM        46625h100        444     11,670  SH        SOLE           11,450    0        220
Johnson & Johnson                COM        478160104        439      7,092  SH        SOLE            6,945    0        147
McDonalds Corp                   COM        580135101        581      7,800  SH        SOLE            7,650    0        150
Medtronic Inc                    COM        585055106        246      7,311  SH        SOLE            7,160    0        151
Metlife Inc                      COM        59156r108        261      6,800  SH        SOLE            6,625    0        175
Microsoft Corp                   COM        594918104        450     18,395  SH        SOLE           18,054    0        341
Pepsico Inc                      COM        713448108        332      5,004  SH        SOLE            4,905    0         99
Pfizer Inc                       COM        717081103        391     22,758  SH        SOLE           22,280    0        478
Procter & Gamble                 COM        742718109        332      5,535  SH        SOLE            5,450    0         85
Schlumberger Ltd                 COM        806857108        336      5,460  SH        SOLE            5,350    0        110
Sigma-Aldrich                    COM        826552101        256      4,233  SH        SOLE            4,160    0         73
Target Corp                      COM        87612e106        369      6,900  SH        SOLE            6,770    0        130
US Bancorp                       COM        902973304        257     11,875  SH        SOLE           11,630    0        245
United Technologies              COM        913017109        364      5,110  SH        SOLE            5,010    0        100
Walmart Stores                   COM        931142103        282      5,270  SH        SOLE            5,170    0        100
Wells Fargo Company              COM        949746101        281     11,175  SH        SOLE           10,915    0        260
                                                         ---------
GRAND TOTAL                                               12,866
                                                         =========


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   36
Form 13F Information Table Value Total:              $12,866


List of Other Included Managers:            NONE